ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payroll and related benefits	¥ 255,674		¥ 247,459
Temporary receipt from students	124,248		149,408
Deposits received	62,506		71,075
Education subsidy	7,339		6,540
Loan payables	35,656		13,325
Accrual rental expense	1,430		20,757
Concession payable (b)	16,448
Professional fee	18,929		34,898
Commission fee	7,455		11,462
Housing subsidies- current	3,006		4,818
Offering subsidies-current	1,659		1,733
Other tax payable	14,593		13,448
Restructuring cost	12,596
Accrual utilities expense	10,745		6,622
Others	61,113		33,537
Total	¥ 633,397	$ 92,500	¥ 615,082